The Company and Summary of Significant Accounting Policies (Details)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 16, 2017 $ / shares	Feb. 14, 2017	Mar. 14, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($) GB / s item $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares
Number of IC product lines developed | item									2
Speed per second of high-speed interface technology of Bandwidth Engine ICs (in gigabits) | GB / s									10
Interest payments in-kind through the issuance of additional notes							$ 656,000	$ 440,000	$ 650,000
Reverse stock split	10
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Maximum specific allowance as percentage of invoice value for problematic customer balances					100.00%		100.00%		100.00%
Allowance for doubtful accounts receivable					$ 0		$ 0		$ 0	$ 0
Inventory reserves					0	$ 0	$ 0	$ 0		300,000
Impairment of goodwill									$ 9,858,000
Threshold purchase return percentage by distributors for slow, non-moving or obsolete inventory							10.00%		10.00%
Specified period for return of threshold percentage of purchases by distributors for slow, non-moving or obsolete inventory							6 months		6 months
Support and maintenance revenue recognition period									12 months
Licensing revenue									$ 0	$ 0	$ 155,000
Per Share Amounts
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares							2,317,000	1,681,000	1,640	907	882
Options
Per Share Amounts
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares									522,000	839,000	822,000
Employee stock purchase plan
Per Share Amounts
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares									44,000	44,000	21,000
Unvested restricted common stock units
Per Share Amounts
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares									148,000	24,000	39,000
Convertible debt
Per Share Amounts
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares									926,000
Subsequent Event
Reverse stock split	10	10
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Senior Secured Convertible Notes due August 15 2018
Stated interest rate (as a percent)			10.00%	10.00%
Aggregate principal amount			$ 8,000,000	$ 8,000,000	$ 9,200,000		$ 9,200,000
Interest payments in-kind through the issuance of additional notes			800,000				$ 1,200,000
Maximum amount of indebtedness subordinated by security interest and cash payment rights under debt instruments			$ 5,000,000	$ 5,000,000
Minimum
Estimated useful lives									3 years
Life									3 years
Maximum
Estimated useful lives									5 years
Life									7 years